WNRL (Details) bbl in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016 mi bbl	Jun. 30, 2015	Jun. 30, 2016 mi bbl	Jun. 30, 2015
Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			60.80%
Western Refining Logistics GP, LLC [Member]
Variable Interest Entity [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			100.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Concentration Risk, Percentage	31.20%	28.80%	31.50%	29.10%
Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Pipeline, Miles | mi	685		685
Active Storage Capacity | bbl	8.4		8.4